SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 15       -       SHAREHOLDERS’ EQUITY

A.	Description of Ordinary Shares

As of December 31, 2018, Tower had 150 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 105 million were issued and outstanding. Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Equity Incentive Plans

(1)	General

The Company has granted to its employees and directors options and Restricted Stock Units (“RSUs”) to purchase ordinary shares under several share incentive plans adopted by the Company. The particular provisions of each plan and grant vary as to vesting period, exercise price, exercise period and other terms. Generally, (i) the exercise price of options will not be lower than the nominal value of the shares and will equal either the closing market price of the ordinary shares immediately prior to the date of grant, or in relation to grants made from September 2013, an average of the closing price during the thirty trading days immediately prior to the date of grant; (ii) vest over one to four year period according to various vesting schedules, and (iii) are not exercisable beyond seven or ten years from the grant date.

Except for those share incentive plans described below, as of December 31, 2018 and December 31, 2017, respectively, there were approximately 26 thousands and 57 thousands, respectively, options outstanding under the Company’s share incentive plans (the "Old Plans”). No further options may be granted under Old Plans.

(2)	Tower’s 2013 Share Incentive Plan (the "2013 Plan")

In 2013, the Company adopted a new share incentive plan for directors, officers and employees of the Company. Options granted under the 2013 Plan bear an exercise price, which equals an average of the closing price during the thirty trading days immediately prior to the date of grant, vest over up to a three-year period and are not exercisable beyond seven years from the grant date.

Under the 2013 Plan, the Company granted, in 2018 and 2017, a total of 978 thousands and 819 thousands, respectively, of RSUs, to its employees and directors (including the below described grants to the CEO and Chairman), with vesting over up to a three-year period. The Company measures compensation expenses of the RSUs based on the closing market price of the ordinary shares immediately prior to the date of grant and is amortizing it over the applicable vesting period.

In July 2018, the Company's shareholders approved the grant of the following Restricted Stock Units (“RSUs”) to the Company's CEO and members of the Board of Directors under the Company’s 2013 Share Incentive Plan: (i) 107 thousands time vested RSUs and 72 thousands performance based RSUs to the CEO, which RSUs will vest linearly over a three-year period, 33% at the end of each year of the 3 years following the grant date, for a compensation value of $3,900; and, in addition, 50 thousands performance based RSUs vesting over three years, with 65% vesting at the first anniversary of the grant, additional 25% at the second anniversary and the remaining at the third anniversary for an additional compensation value of $1,100; (ii) 14 thousands time vested RSUs to the chairman of the Board of Directors (“the Chairman”) for a total compensation value of $300, to vest linearly over a three-year period, 33% at the end of each year of the 3 years following the grant date; and (iii) 3 thousands time vested RSUs to each of the 8 members of the Board of Directors (other than to the Chairman and the CEO), for an aggregate compensation value of $600, vesting over a two-year period, with 50% vesting at the end of the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

In June 2017, the Company’s shareholders approved the following equity awards to the Company’s CEO, chairman of the Board and board directors under the 2013 Share Incentive Plan: (i) 85 thousands time vested RSUs and 97 thousands performance-based RSUs to the CEO, for a total compensation value of $4,500; (ii) 12 thousands time vested RSUs to the chairman of the board of directors for a total compensation value of $300; and (iii) 3 thousands time vested RSUs to each of the members of the board of directors (other than to the Chairman and the CEO), for a total compensation value of $600.

As of December 31, 2018, approximately 483 thousands options and approximately 1.6 million RSUs were outstanding under the 2013 Plan. As of December 31, 2017, approximately 523 thousands options and approximately 1.2 million RSUs were outstanding under the 2013 Plan. Further grants may be approved subject to compensation committee, board of directors and shareholders’ approval, as may be required by law.

(3)	Summary of the Status of all the Company’s Employees’ and Directors’ Share Incentive Plans

i. Share Options awards:

	2018		2017		2016
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	580,185	$9.64	2,278,089	$9.92	5,878,270	$6.84
Granted	--	--	--	--	207,890	12.19
Exercised	(70,271)	10.19	(1,611,489)	9.27	(3,649,754)	4.82
Terminated	(921)	9.82	(77,292)	25.89	(97,063)	21.34
Forfeited	(500)	4.42	(9,123)	8.06	(61,254)	7.25
Outstanding as of end of year	508,493	9.58	580,185	9.64	2,278,089	9.92
Options exercisable as of end of year	485,579	$9.46	459,662	$8.51	1,606,983	$10.19

ii. RSU awards:

	2018		2017		2016
	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	1,245,889	$21.29	1,009,184	$14.62	773,200	$15.11
Granted	977,667	20.80	818,856	24.88	359,643	12.83
Converted	(602,423)	17.86	(553,241)	14.71	(86,847)	11.45
Forfeited	(21,837)	22.11	(28,910)	16.42	(36,812)	14.73
Outstanding as of end of year	1,599,296	$22.27	1,245,889	$21.29	1,009,184	$14.62

(4)	Summary of Information about Employees’ Share Incentive Plans

The following table summarizes information about employees’ share options outstanding as of December 31, 2018:

Outstanding				Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$4.42 - 17.25	508,493	3.08	$9.58	485,579	$9.46

	Year ended December 31,
	2018	2017	2016
The intrinsic value of options exercised	$1,416	$26,031	$40,314
The original fair value of options exercised	$302	$7,202	$16,711

	Year ended December 31,
	2018	2017	2016
The intrinsic value of converted RSU's	$15,840	$12,996	$1,177
The original fair value of converted RSU's	$10,761	$8,138	$994

Stock-based compensation expenses were recognized in the Statement of Operations as follows:

	Year ended December 31,
	2018	2017	2016
Cost of goods	$3,141	$3,084	$3,920
Research and development, net	2,533	2,555	2,119
Marketing, general and administrative	6,987	6,010	3,367
Total stock-based compensation expense	$12,661	$11,649	$9,406

(5)	Weighted Average Grant-Date Fair Value of Options Granted to Employees

The weighted average grant-date fair value of the options granted during 2016 to employees and directors amounted to $4.20 per option (no options were granted in 2017 and 2018). The Company utilizes the Black-Scholes model.

The Company estimated the fair value, utilizing the following assumptions for the year 2016 (all in weighted averages):

2016
Risk-free interest rate	0.9%-1.3%
Expected life of options	4.60 years
Expected annual volatility	47%-48%
Expected dividend yield	None

Risk free interest rate is based on yield curve rates published by the U.S. Department of Treasury.

Expected life of options is based upon historical experience and represents the period of time that options granted are expected to be outstanding.

Expected annual volatility is based on the volatility of Tower’s ordinary share prior to the options grant for the term identical to expected life.

C.	Israeli Banks’ Capital Notes and Warrants

All issued and outstanding equity equivalent capital notes convertible into approximately 1.2  million ordinary shares as of December 31, 2018, have no voting rights, no maturity date, no dividend rights, are not tradable, are not registered, do not carry interest, are not linked to any index and are not redeemable. The equity equivalent capital notes are classified in shareholders’ equity. As of December 31, 2018, Bank Ha’poalim was the sole holder of such capital notes.

As of December 31, 2018, all the Israeli Banks’ warrants expired.

D.	Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of 86,667 of Tower’s ordinary shares. These shares are classified as treasury shares.

E.	Dividend Restriction

Tower is subject to the restrictions under the Israeli Companies Law, 1999. In addition, Tower is subject to limitations under Series G Debentures indenture, which enables distribution of dividends subject to satisfying certain financial ratios.

F.	Convertible Debentures

With regard to convertible debentures, see Note 10C.